Capital Management and Risk Policies - Schedule of Credit Quality of Debt Securities (Detail) - Credit risk [member] - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 235,936,898	$ 234,592,823
AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	49,310,029	30,193,841
AA+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	872,938	136,595
AA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	47,868	85,738
AA- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,623	1,422,210
A+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	8,635	1,906
Aa2 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		48,642
A1 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	38,957	272,726
A1+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,776,997	1,239,099
A [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	367,434	32,424
A2 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	245,967	163
A- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	39,096	61,290
A3 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	630,013	303,042
Baa1 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	94,832	45,623
BBB- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	641,844
Baa3 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	34,356	20,065
B1 [Member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	143,271
B [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	68,027	814,136
BB- [Member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,872
CCC [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	25,517	6,193,784
C [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	181,587,622	193,721,539
Government bonds [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	9,681,413	9,790,611
Government bonds [member] | AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	9,650,279	3,524,914
Government bonds [member] | AA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	5,617
Government bonds [member] | AA- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		71,913
Government bonds [member] | CCC [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	25,517	6,193,784
Provincial bonds [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,727,808	1,117,178
Provincial bonds [member] | A2 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	244,653
Provincial bonds [member] | A3 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	630,013	303,042
Provincial bonds [member] | BBB- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	641,844
Provincial bonds [member] | Baa3 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	0
Provincial bonds [member] | B1 [Member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	143,271
Provincial bonds [member] | B [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	68,027	814,136
Autonomous city of buenos aires bonds [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,413,862	137,657
Autonomous city of buenos aires bonds [member] | AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	37
Autonomous city of buenos aires bonds [member] | AA+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	52,845	136,148
Autonomous city of buenos aires bonds [member] | A1+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,266,148
Autonomous city of buenos aires bonds [member] | Baa1 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	94,832	1,509
Treasury bills [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	39,081,136	25,607,172
Treasury bills [member] | AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	39,049,777	25,607,172
Treasury bills [member] | AA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	31,359
Argentine Central Banks Bills [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	181,567,431	193,695,730
Argentine Central Banks Bills [member] | C [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	181,567,431	193,695,730
Private Securities [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	2,465,248	4,244,475
Private Securities [member] | AAA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	609,936	1,061,755
Private Securities [member] | AA+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	820,093	447
Private Securities [member] | AA [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	10,892	85,738
Private Securities [member] | AA- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,623	1,350,297
Private Securities [member] | A+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	8,635	1,906
Private Securities [member] | Aa2 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		48,642
Private Securities [member] | A1 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	38,957	272,726
Private Securities [member] | A1+ [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	510,849	1,239,099
Private Securities [member] | A [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	367,434	32,424
Private Securities [member] | A2 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,314	163
Private Securities [member] | A- [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	39,096	61,290
Private Securities [member] | Baa1 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities		44,114
Private Securities [member] | Baa3 [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	34,356	20,065
Private Securities [member] | BB- [Member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	1,872
Private Securities [member] | C [member]
Disclosure of Credit Quality of Debt Securities [line items]
Credit quality of debt securities	$ 20,191	$ 25,809